OTHER FINANCIAL ITEMS (Summary of Other Financial Items) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Financial Items [Abstract]
Change in allowance for expected credit losses	$ (214)	$ 402
Other items	(1,202)	(1,492)
Total other financial items, net	$ (1,416)	$ (1,090)